Reverse Recapitalizations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reverse Recapitalizations [Line Items]
Schedule of Ordinary Share Capital Issuance

On completion, the Company issued 119,522,880 ordinary shares to existing CSIL shareholders, 6,564,647 ordinary shares to the PIPE investor, including commitment-fee shares, and 1,292,681 ordinary shares to non-redeeming Vine Hill shareholders.

Recipient	Ordinary shares Number
CSIL shareholders (excluding PIPE shares)	119,522,880
PIPE investor	6,564,647
Non-redeeming Vine Hill public shareholders	1,292,681
Shares issued to Vine Hill Capital Sponsor I LLC	4,400,001
Total	131,780,209

Schedule of Ordinary Share Cash Proceeds

Cash proceeds

$
Gross PIPE cash proceeds	48,980
Less: PIPE placement fee	(2,500)
Less: transaction costs apportioned to PIPE shares	(20,469)
Total Net PIPE proceeds	26,011

Gross trust cash attributable to non-redeeming shareholders	13,844
Less: transaction costs apportioned to SPAC shares	(17,750)
Total Net SPAC shareholder proceeds	(3,906)
Total	22,105

Coinshares International Limited [Member]
Reverse Recapitalizations [Line Items]
Schedule of Business Combination

The details of the business combination are as follows:

Fair value of consideration transferred
Amount settled in cash	$1,023
Fair value of other consideration	266
Total consideration transferred	$1,289

Recognized amounts of identifiable net assets
Cash and cash equivalents	$27
Trade and other receivables	73
Total current assets	100

Trade and other payables	(481)
Total current liabilities	(481)

Identifiable net assets	(381)

Goodwill on acquisition	$1,670

Consideration transferred settled in cash	$1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$996